Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is comprised of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Accounts receivable
- Third parties	39,369,013	23,658,209	3,045,716
- Related parties	-	570,149	73,400
Total	39,369,013	24,228,358	3,119,116
Allowance for expected credit losses	(7,698,280)	(491,148)	(63,229)
Accounts receivable, net	31,670,733	23,737,210	3,055,887

Allowance for expected credit losses, net consists of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Beginning balance	3,166,472	7,698,280	991,063
Addition	4,917,798	491,301	63,249
Reversal	—	(813,277)	(104,700)
Written-off	(381,804)	(6,874,065)	(884,955)
Exchange alignment	(4,186)	(11,091)	(1,428)
Ending balance	7,698,280	491,148	63,229